UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.6%	U.S. Government Securities	360,038,833	378,499,960
0.0%	Other Investment Company	27,871	27,871

99.6%	Total Investments	360,066,704	378,527,831
0.4%	Other Assets and Liabilities, Net		1,542,733

100.0%	Net Assets		380,070,564

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.6% of net assets

U.S. Treasury Obligations 99.6%

U.S. Treasury Inflation Protected Securities
0.63%, 04/15/13	8,028,210	8,240,235
1.88%, 07/15/13	12,449,160	13,106,600
2.00%, 01/15/14	12,008,447	12,837,750
1.25%, 04/15/14	8,118,968	8,612,439
2.00%, 07/15/14	11,520,872	12,552,336
1.63%, 01/15/15	10,475,242	11,418,014
0.50%, 04/15/15	11,074,015	11,741,889
1.88%, 07/15/15	9,777,582	10,905,035
2.00%, 01/15/16	9,493,174	10,719,882
0.13%, 04/15/16	19,676,336	20,786,278
2.50%, 07/15/16	9,578,743	11,187,684
2.38%, 01/15/17	8,306,404	9,737,930
2.63%, 07/15/17	7,120,745	8,567,110
1.63%, 01/15/18	7,519,131	8,647,001
1.38%, 07/15/18	7,417,324	8,498,622
2.13%, 01/15/19	6,912,895	8,276,049
1.88%, 07/15/19	7,839,964	9,322,188
1.38%, 01/15/20	9,507,886	10,919,237
1.25%, 07/15/20	14,614,319	16,703,728
1.13%, 01/15/21	16,786,528	18,913,717
0.63%, 07/15/21	17,749,631	19,222,318
0.13%, 01/15/22	14,134,415	14,481,132
2.38%, 01/15/25	13,059,748	16,618,530
2.00%, 01/15/26	9,481,757	11,625,488
2.38%, 01/15/27	7,612,322	9,768,740
1.75%, 01/15/28	7,635,950	9,101,136
3.63%, 04/15/28	8,881,098	13,089,940
2.50%, 01/15/29	7,382,247	9,742,277
3.88%, 04/15/29	10,403,572	16,041,060
3.38%, 04/15/32	2,966,649	4,518,117
2.13%, 02/15/40	4,914,813	6,464,502
2.13%, 02/15/41	8,933,926	11,784,384
0.75%, 02/15/42	4,550,567	4,348,612

Total U.S. Government Securities
(Cost $360,038,833)		378,499,960

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	27,871	27,871

Total Other Investment Company
(Cost $27,871)		27,871

End of Investments

At 3/31/12, the tax basis cost of the fund’s investments was $360,139,246 and the unrealized appreciation and depreciation were $18,748,555 and ($359,970), respectively, with a net unrealized appreciation of $18,388,585.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolios every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$378,499,960	$—	$378,499,960
Other Investment Company(a)	27,871	—	—	27,871

Total	$27,871	$378,499,960	$—	$378,527,831

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG59499MAR12

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	180,385,390	180,641,345
0.1%	Other Investment Company	184,946	184,946

99.6%	Total Investments	180,570,336	180,826,291
0.4%	Other Assets and Liabilities, Net		684,673

100.0%	Net Assets		181,510,964

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Notes
1.75%, 04/15/13	7,470,000	7,587,884
3.13%, 04/30/13	3,723,000	3,839,053
1.38%, 05/15/13	4,694,000	4,753,224
3.63%, 05/15/13	4,213,000	4,372,142
1.13%, 06/15/13	7,758,000	7,839,521
1.00%, 07/15/13	3,061,000	3,089,936
0.38%, 07/31/13	2,625,000	2,628,796
3.38%, 07/31/13	4,310,000	4,487,619
0.75%, 08/15/13	3,864,000	3,889,209
3.13%, 08/31/13	4,502,000	4,682,256
3.13%, 09/30/13	7,092,000	7,392,027
2.75%, 10/31/13	5,259,000	5,460,940
0.50%, 11/15/13	5,404,000	5,421,098
2.00%, 11/30/13	6,113,000	6,283,736
0.75%, 12/15/13	5,641,000	5,683,088
1.00%, 01/15/14	4,515,000	4,569,501
1.25%, 02/15/14	7,183,000	7,305,621
4.00%, 02/15/14	2,663,000	2,843,794
1.88%, 02/28/14	1,672,000	1,720,854
1.75%, 03/31/14	2,828,000	2,906,876
1.25%, 04/15/14	4,025,000	4,097,639
1.88%, 04/30/14	4,546,000	4,687,353
2.25%, 05/31/14	4,981,000	5,181,017
0.75%, 06/15/14	5,825,000	5,871,419
2.63%, 06/30/14	2,058,000	2,160,579
0.63%, 07/15/14	1,273,000	1,279,365
2.63%, 07/31/14	4,000,000	4,204,376
0.50%, 08/15/14	6,000,000	6,011,718
2.38%, 08/31/14	3,000,000	3,139,455
0.25%, 09/15/14	5,003,000	4,980,331
0.50%, 10/15/14	7,428,000	7,436,706
0.38%, 11/15/14	7,800,000	7,781,717
0.25%, 01/15/15	7,000,000	6,955,158
0.25%, 02/15/15	1,300,000	1,290,860
4.00%, 02/15/15	5,300,000	5,824,621
2.38%, 02/28/15	7,000,000	7,372,967
2.50%, 03/31/15	5,300,000	5,608,889

Total U.S. Government Securities
(Cost $180,385,390)		180,641,345

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund	184,946	184,946

Total Other Investment Company
(Cost $184,946)		184,946

End of Investments

At 3/31/12, the tax basis cost of the fund’s investments was $180,574,234 and the unrealized appreciation and depreciation were $274,973 and ($22,916), respectively, with a net unrealized appreciation $252,057.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolios every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$180,641,345	$—	$180,641,345
Other Investment Company(a)	184,946	—	—	184,946

Total	$184,946	$180,641,345	$—	$180,826,291

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the year ended March 31, 2012.

REG59498MAR12

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.3%	U.S. Government Securities	145,829,438	146,903,776
0.1%	Other Investment Company	182,984	182,984

99.4%	Total Investments	146,012,422	147,086,760
0.6%	Other Assets and Liabilities, Net		874,663

100.0%	Net Assets		147,961,423

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.3% of net assets

U.S. Treasury Obligations 99.3%

U.S. Treasury Bond
7.25%, 05/15/16	2,820,000	3,552,760
8.50%, 02/15/20	733,000	1,098,584
8.75%, 05/15/20	618,000	943,705
8.75%, 08/15/20	1,413,000	2,172,598

U.S. Treasury Notes
2.50%, 04/30/15	4,455,000	4,718,821
4.13%, 05/15/15	629,000	698,043
2.13%, 05/31/15	2,700,000	2,830,572
4.25%, 08/15/15	2,700,000	3,025,688
1.25%, 08/31/15	1,652,000	1,687,234
1.38%, 11/30/15	2,359,000	2,416,133
2.13%, 02/29/16	3,256,000	3,427,194
2.38%, 03/31/16	5,680,000	6,033,671
2.00%, 04/30/16	3,922,000	4,109,217
3.25%, 06/30/16	4,096,000	4,502,401
4.88%, 08/15/16	2,463,000	2,883,441
1.00%, 08/31/16	3,194,000	3,208,223
3.13%, 10/31/16	4,200,000	4,607,862
2.75%, 11/30/16	5,852,000	6,322,448
3.13%, 01/31/17	3,258,000	3,582,018
3.00%, 02/28/17	3,000,000	3,283,593
3.25%, 03/31/17	4,143,000	4,587,726
3.13%, 04/30/17	1,500,000	1,652,109
2.75%, 05/31/17	2,932,000	3,174,808
2.50%, 06/30/17	3,882,000	4,153,437
2.38%, 07/31/17	1,024,000	1,088,800
4.75%, 08/15/17	3,766,000	4,472,712
4.25%, 11/15/17	1,205,000	1,402,790
2.25%, 11/30/17	1,515,000	1,598,443
3.50%, 02/15/18	2,647,000	2,974,979
2.75%, 02/28/18	4,400,000	4,763,686
4.00%, 08/15/18	1,988,000	2,304,372
1.38%, 09/30/18	2,276,000	2,261,242
3.75%, 11/15/18	3,017,000	3,450,929
1.38%, 12/31/18	2,443,000	2,417,617
2.75%, 02/15/19	1,927,000	2,076,192
1.38%, 02/28/19	2,520,000	2,484,564
3.13%, 05/15/19	3,891,000	4,285,267
3.63%, 08/15/19	3,518,000	3,993,204
3.38%, 11/15/19	2,302,000	2,570,328
3.63%, 02/15/20	1,899,000	2,154,474
3.50%, 05/15/20	2,272,000	2,556,000
2.63%, 08/15/20	3,366,000	3,549,289
2.63%, 11/15/20	2,430,000	2,555,867
3.63%, 02/15/21	1,484,000	1,680,167
3.13%, 05/15/21	2,730,000	2,971,862
2.13%, 08/15/21	2,228,000	2,226,781
2.00%, 02/15/22	8,555,000	8,391,925

Total U.S. Government Securities
(Cost $145,829,438)		146,903,776

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	182,984	182,984

Total Other Investment Company
(Cost $182,984)		182,984

End of Investments

At 3/31/12, the tax basis cost of the fund’s investments was $146,013,755 and the unrealized appreciation and depreciation were $1,214,451, and ($141,446), respectively, with a net unrealized appreciation $1,073,005.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolios every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$146,903,776	$—	$146,903,776
Other Investment Company(a)	182,984	—	—	182,984

Total	$182,984	$146,903,776	$—	$147,086,760

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the year ended March 31, 2012.

REG59500MAR12

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.2%		Asset-Backed Obligations	422,540	422,641
2.0%		Commercial Mortgage Backed Securities	4,497,687	4,576,501
20.2%		Corporate Bonds	45,208,708	45,715,007
4.5%		Foreign Securities	9,993,166	10,096,572
31.5%		Mortgage-Backed Securities	71,029,381	71,370,685
1.0%		Municipal Bonds	2,154,830	2,183,118
40.2%		U.S. Government and Government Agencies	90,361,323	91,114,361
1.1%		Other Investment Company	2,503,335	2,503,335
3.1%		Short-Term Investment	6,999,802	6,999,802

103.8%		Total Investments	233,170,772	234,982,022
(3	.8)%	Other Assets and Liabilities, Net		(8,530,370)

100.0%		Net Assets		226,451,652

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.2% of net assets

Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (a)	100,000	111,552
Series 2003-A7 Class A7
4.15%, 07/07/17 (a)	100,000	110,375
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (a)	200,000	200,714

Total Asset-Backed Obligations
(Cost $422,540)		422,641

Commercial Mortgage Backed Securities 2.0% of net assets

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-6 Class A5
4.81%, 12/10/42 (a)	200,000	214,434
Series 2005-4 Class A5A
4.93%, 07/10/45 (a)	361,000	396,372
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (a)	400,000	448,621
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (a)	200,000	218,045
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (a)	200,000	215,668
Series 2005-C1 Class A4
5.01%, 02/15/38 (a)(b)	200,000	218,172
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 09/15/40 (a)(b)	200,000	212,986
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (a)	415,000	458,434
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4
5.79%, 08/10/45 (a)(b)	200,000	222,783
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A4
4.40%, 01/12/39 (a)	300,000	316,124
Series 2007-LD12 Class ASB
5.83%, 02/15/51 (a)(b)	189,673	205,367
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.28%, 06/15/29 (a)(b)	200,000	215,893
Series 2005-C5 Class A4
4.95%, 09/15/30 (a)	300,000	330,558
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41 (a)(b)	220,000	236,194
Series 2005-C21 Class A4
5.20%, 10/15/44 (a)(b)	200,000	221,242
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	445,608

Total Commercial Mortgage Backed Securities
(Cost $4,497,687)		4,576,501

Corporate Bonds 20.2% of net assets

Finance 6.9%

Banking 4.6%
American Express Co.
8.13%, 05/20/19	150,000	196,373
American Express Credit Corp.
2.38%, 03/24/17	200,000	200,541
Bank of America Corp.
4.90%, 05/01/13	300,000	309,030
5.13%, 11/15/14	350,000	366,279
3.63%, 03/17/16	650,000	649,469
7.63%, 06/01/19	2,000	2,309
6.50%, 09/15/37	100,000	96,763

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Bank of New York Mellon Corp.
2.30%, 07/28/16	100,000	102,625
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	100,196
Barclays Bank PLC
3.90%, 04/07/15	100,000	103,971
5.00%, 09/22/16	100,000	107,664
BB&T Corp.
3.95%, 03/22/22 (a)	100,000	100,465
BNP Paribas S.A.
5.00%, 01/15/21	100,000	101,105
Capital One Financial Corp.
2.15%, 03/23/15	150,000	150,339
Citigroup, Inc.
5.50%, 04/11/13	200,000	207,602
4.75%, 05/19/15	100,000	105,360
3.95%, 06/15/16	550,000	565,754
8.50%, 05/22/19	54,000	66,668
5.38%, 08/09/20	150,000	161,385
5.88%, 05/29/37	200,000	206,041
Credit Suisse USA, Inc.
5.38%, 03/02/16	250,000	276,449
6.00%, 02/15/18	100,000	108,416
Deutsche Bank AG
3.25%, 01/11/16	150,000	154,036
Goldman Sachs Group, Inc.
4.75%, 07/15/13	75,000	77,667
3.63%, 02/07/16	475,000	475,287
5.95%, 01/18/18	240,000	258,849
5.25%, 07/27/21	100,000	99,172
6.13%, 02/15/33	80,000	79,592
6.25%, 02/01/41	75,000	74,319
HSBC Holdings PLC
5.10%, 04/05/21	350,000	379,059
HSBC USA, Inc.
5.00%, 09/27/20	164,000	167,443
JP Morgan Chase Capital XVIII
6.95%, 08/01/66	75,000	75,600
JPMorgan Chase & Co.
2.05%, 01/24/14	425,000	432,556
2.60%, 01/15/16	273,000	276,469
6.30%, 04/23/19	450,000	520,735
6.40%, 05/15/38	100,000	119,326
5.40%, 01/06/42	100,000	106,585
KeyBank NA
5.80%, 07/01/14	250,000	271,215
Morgan Stanley
3.80%, 04/29/16	250,000	243,579
6.63%, 04/01/18	200,000	210,863
7.30%, 05/13/19	200,000	215,532
7.25%, 04/01/32	100,000	108,703
PNC Funding Corp.
3.63%, 02/08/15	160,000	170,210
Rabobank Nederland Utrecht
3.88%, 02/08/22	200,000	193,805
Royal Bank of Scotland PLC
6.13%, 01/11/21	125,000	134,021
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	50,713
UBS AG
5.75%, 04/25/18	100,000	109,629
US Bancorp
2.20%, 11/15/16 (a)	100,000	102,051
3.00%, 03/15/22 (a)	100,000	98,700
Wachovia Corp.
5.50%, 05/01/13	90,000	94,545
5.75%, 06/15/17	150,000	173,006
5.50%, 08/01/35	75,000	76,604
Wells Fargo & Co.
4.60%, 04/01/21	175,000	188,021
5.38%, 02/07/35	50,000	53,540
Wells Fargo & Co., Series I
3.75%, 10/01/14	150,000	158,970
Westpac Banking Corp.
4.88%, 11/19/19	100,000	108,134

		10,343,340

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19	50,000	57,283
Jefferies Group, Inc.
5.50%, 03/15/16	100,000	102,500
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	104,063
6.70%, 03/04/20	15,000	16,259

		280,105

Finance Company 0.7%
General Electric Capital Corp.
4.80%, 05/01/13	100,000	104,390
5.90%, 05/13/14	230,000	252,928
2.95%, 05/09/16	300,000	313,238
6.00%, 08/07/19	100,000	116,953
6.75%, 03/15/32	150,000	179,737
5.88%, 01/14/38	133,000	146,703
HSBC Finance Corp.
5.50%, 01/19/16	100,000	108,455
6.68%, 01/15/21	25,000	26,730
SLM Corp.
5.00%, 04/15/15	250,000	254,599

		1,503,733

Insurance 1.1%
Allstate Corp.
5.00%, 08/15/14	200,000	218,134
American International Group, Inc.
4.88%, 09/15/16	50,000	52,941
5.85%, 01/16/18	40,000	43,608
6.40%, 12/15/20	160,000	181,384
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	40,000	47,316
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	149,248
Chubb Corp.
6.00%, 05/11/37	250,000	305,276
Cigna Corp.
4.00%, 02/15/22 (a)	200,000	203,955
5.88%, 03/15/41 (a)	50,000	55,600
Genworth Financial, Inc.
5.75%, 06/15/14	100,000	104,018
Hartford Financial Services Group, Inc.
5.50%, 03/30/20	70,000	74,930
5.95%, 10/15/36	100,000	96,647

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
MetLife, Inc.
6.82%, 08/15/18	200,000	245,387
Principal Financial Group, Inc.
7.88%, 05/15/14	25,000	27,611
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	106,395
6.63%, 12/01/37	100,000	115,849
5.63%, 05/12/41	75,000	78,385
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	194,022
6.25%, 06/15/37	70,000	86,300
UnitedHealth Group, Inc.
6.00%, 02/15/18	150,000	181,404

		2,568,410

Other Financial 0.0%
CME Group, Inc.
5.75%, 02/15/14	50,000	54,547

		54,547

Real Estate Investment Trust 0.4%
Digital Realty Trust LP
5.25%, 03/15/21	100,000	103,291
Duke Realty LP
7.38%, 02/15/15	175,000	196,719
ERP Operating LP
5.75%, 06/15/17	150,000	171,284
HCP, Inc.
2.70%, 02/01/14	18,000	18,259
5.38%, 02/01/21 (a)	46,000	49,656
ProLogis LP
6.63%, 05/15/18	50,000	56,990
Simon Property Group LP
6.75%, 05/15/14 (a)	25,000	27,691
6.13%, 05/30/18	150,000	176,835
5.65%, 02/01/20 (a)	52,000	59,619

		860,344

		15,610,479

Industrial 11.1%

Basic Industry 1.2%
ArcelorMittal
9.85%, 06/01/19	100,000	120,488
5.25%, 08/05/20	102,000	100,018
7.00%, 10/15/39	100,000	95,796
Barrick North America Finance LLC
5.70%, 05/30/41	60,000	64,492
BHP Billiton Finance USA Ltd.
1.13%, 11/21/14	200,000	201,516
3.25%, 11/21/21	100,000	101,130
Cliffs Natural Resources, Inc.
4.88%, 04/01/21	150,000	155,661
6.25%, 10/01/40	50,000	53,278
Dow Chemical Co.
2.50%, 02/15/16	200,000	205,488
8.55%, 05/15/19	225,000	295,280
5.25%, 11/15/41 (a)	100,000	103,682
EI du Pont de Nemours & Co.
5.25%, 12/15/16	150,000	175,439
International Paper Co.
7.50%, 08/15/21	132,000	166,681
Monsanto Co.
2.75%, 04/15/16	80,000	83,906
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	173,340
6.50%, 07/15/18	100,000	123,393
Rio Tinto Finance USA PLC
3.50%, 03/22/22	100,000	100,393
4.75%, 03/22/42 (a)	100,000	100,189
Vale Overseas Ltd.
6.88%, 11/10/39	84,000	98,542
Valspar Corp.
4.20%, 01/15/22 (a)	100,000	102,584

		2,621,296

Capital Goods 1.0%
Boeing Capital Corp.
2.90%, 08/15/18 (a)	100,000	104,942
4.70%, 10/27/19	50,000	57,862
Boeing Co.
6.88%, 03/15/39	90,000	126,073
Caterpillar Financial Services Corp.
1.55%, 12/20/13	100,000	101,609
7.15%, 02/15/19	72,000	93,136
Caterpillar, Inc.
5.70%, 08/15/16	100,000	118,386
CRH America, Inc.
6.00%, 09/30/16	100,000	109,013
Deere & Co.
5.38%, 10/16/29	150,000	181,806
General Electric Co.
5.25%, 12/06/17	350,000	405,267
Honeywell International, Inc.
4.25%, 03/01/21	200,000	226,887
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	39,060
Raytheon Co.
3.13%, 10/15/20	100,000	101,970
Republic Services, Inc.
3.80%, 05/15/18	200,000	215,040
5.70%, 05/15/41	80,000	91,667
Tyco International Finance S.A.
8.50%, 01/15/19 (a)	100,000	129,778
United Technologies Corp.
5.38%, 12/15/17	100,000	119,890

		2,222,386

Communications 2.2%
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	203,465
6.38%, 03/01/35	40,000	47,587
AT&T Mobility LLC
7.13%, 12/15/31	50,000	64,188
AT&T, Inc.
5.50%, 02/01/18	130,000	153,353
3.00%, 02/15/22	100,000	98,209
6.80%, 05/15/36	55,000	68,170
6.30%, 01/15/38	120,000	141,519
5.35%, 09/01/40	50,000	53,365
BellSouth Corp.
6.88%, 10/15/31	100,000	120,834
6.55%, 06/15/34	150,000	171,758
CBS Corp.
7.88%, 07/30/30	50,000	64,845

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.50%, 05/15/33	150,000	157,335
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/14	90,000	97,381
Comcast Corp.
5.30%, 01/15/14	50,000	53,809
5.15%, 03/01/20	250,000	288,098
Deutsche Telekom International Finance BV
8.75%, 06/15/30	100,000	137,805
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	105,677
3.50%, 03/01/16	30,000	31,537
5.88%, 10/01/19	25,000	28,630
6.00%, 08/15/40 (a)	75,000	80,372
6.38%, 03/01/41	35,000	39,638
Embarq Corp.
7.08%, 06/01/16	150,000	169,087
France Telecom S.A.
2.75%, 09/14/16	150,000	154,457
5.38%, 01/13/42	50,000	53,061
NBCUniversal Media LLC
4.38%, 04/01/21	250,000	268,286
News America, Inc.
5.30%, 12/15/14	54,000	59,777
6.90%, 03/01/19	30,000	36,533
6.15%, 03/01/37	50,000	56,076
Qwest Corp.
6.75%, 12/01/21	150,000	167,812
Telecom Italia Capital S.A.
5.25%, 11/15/13	300,000	309,000
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	20,000	20,089
6.22%, 07/03/17	150,000	158,723
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	175,233
6.55%, 05/01/37	200,000	232,360
Verizon Communications, Inc.
5.25%, 04/15/13	75,000	78,648
5.50%, 02/15/18	100,000	117,356
8.75%, 11/01/18	75,000	101,912
5.85%, 09/15/35	80,000	92,138
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	135,812
Vodafone Group PLC
5.00%, 12/16/13	150,000	160,475
5.63%, 02/27/17	50,000	58,549
5.45%, 06/10/19	45,000	53,149
4.38%, 03/16/21	30,000	33,060
6.15%, 02/27/37	50,000	60,671

		4,959,839

Consumer Cyclical 1.2%
CVS Caremark Corp.
4.88%, 09/15/14	75,000	82,386
4.75%, 05/18/20 (a)	108,000	121,175
Daimler Finance North America LLC
6.50%, 11/15/13	30,000	32,684
8.50%, 01/18/31	75,000	109,475
eBay, Inc.
1.63%, 10/15/15	125,000	127,568
Home Depot, Inc.
5.40%, 03/01/16	200,000	231,006
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	150,000	172,310
5.13%, 01/15/42 (a)	100,000	98,593
Marriott International, Inc.
3.00%, 03/01/19 (a)	100,000	98,505
McDonald’s Corp.
5.30%, 03/15/17	150,000	175,929
3.70%, 02/15/42	200,000	185,698
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	159,908
Target Corp.
3.88%, 07/15/20	25,000	27,374
6.35%, 11/01/32	45,000	55,829
Time Warner, Inc.
3.15%, 07/15/15	85,000	90,087
4.75%, 03/29/21	50,000	55,014
7.70%, 05/01/32	61,000	79,786
5.38%, 10/15/41	50,000	52,733
Toyota Motor Credit Corp.
4.25%, 01/11/21	80,000	87,187
3.40%, 09/15/21	100,000	102,911
Viacom, Inc.
2.50%, 12/15/16	50,000	51,235
Wal-Mart Stores, Inc.
4.25%, 04/15/13	100,000	103,867
6.50%, 08/15/37	200,000	264,235
Walt Disney Co.
1.35%, 08/16/16	150,000	150,654

		2,716,149

Consumer Non-Cyclical 2.8%
Abbott Laboratories
5.88%, 05/15/16	100,000	117,753
Altria Group, Inc.
7.75%, 02/06/14	20,000	22,413
4.75%, 05/05/21	100,000	107,693
10.20%, 02/06/39	37,000	57,539
Amgen, Inc.
3.88%, 11/15/21 (a)	100,000	102,600
Anheuser-Busch Cos., Inc.
6.45%, 09/01/37	60,000	79,391
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	193,000	214,448
6.88%, 11/15/19	100,000	127,662
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	118,065
Aristotle Holding, Inc.
2.75%, 11/21/14 (c)	100,000	102,811
6.13%, 11/15/41 (c)	100,000	111,961
AstraZeneca PLC
5.40%, 06/01/14	75,000	82,788
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	107,673
Coca-Cola Co.
1.50%, 11/15/15	100,000	102,197
3.15%, 11/15/20	150,000	157,001
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	52,131
Diageo Capital PLC
5.75%, 10/23/17	200,000	240,663
Express Scripts, Inc.
3.13%, 05/15/16	130,000	135,500
General Mills, Inc.
3.15%, 12/15/21 (a)	100,000	100,299

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	100,000	120,924
Johnson & Johnson
1.20%, 05/15/14	100,000	101,782
5.95%, 08/15/37	75,000	98,054
Kellogg Co.
7.45%, 04/01/31	100,000	131,466
Kimberly-Clark Corp.
5.00%, 08/15/13	45,000	47,747
Kraft Foods, Inc.
4.13%, 02/09/16	150,000	163,155
5.38%, 02/10/20	150,000	173,689
6.50%, 02/09/40	25,000	30,873
Kroger Co.
6.40%, 08/15/17	25,000	30,176
7.50%, 04/01/31	100,000	128,001
McKesson Corp.
3.25%, 03/01/16	50,000	53,610
Medtronic, Inc.
4.45%, 03/15/20	100,000	112,799
Merck & Co., Inc.
2.25%, 01/15/16	90,000	93,492
5.85%, 06/30/39	64,000	82,419
Novartis Capital Corp.
4.40%, 04/24/20	100,000	113,604
PepsiCo, Inc.
3.75%, 03/01/14	50,000	53,079
5.00%, 06/01/18	100,000	116,876
4.88%, 11/01/40	75,000	82,473
Pfizer, Inc.
6.20%, 03/15/19	225,000	281,976
Philip Morris International, Inc.
4.88%, 05/16/13	100,000	104,908
6.38%, 05/16/38	50,000	62,362
Procter & Gamble Co.
1.80%, 11/15/15	375,000	387,230
4.70%, 02/15/19	42,000	48,966
5.55%, 03/05/37	100,000	125,441
Quest Diagnostics, Inc.
3.20%, 04/01/16	200,000	209,815
Reynolds American, Inc.
7.63%, 06/01/16	175,000	210,228
Safeway, Inc.
3.95%, 08/15/20	50,000	49,671
Sanofi
2.63%, 03/29/16	100,000	104,806
Target Corp.
5.88%, 07/15/16	100,000	118,176
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	325,000	391,141
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	56,227
3.60%, 08/15/21 (a)	50,000	52,880
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	125,000	133,904
6.13%, 08/15/19	100,000	112,463

		6,325,001

Energy 1.4%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	259,659
8.70%, 03/15/19	168,000	220,935
6.45%, 09/15/36	100,000	116,140
Baker Hughes, Inc.
3.20%, 08/15/21 (c)	100,000	100,862
5.13%, 09/15/40	200,000	228,435
BP Capital Markets PLC
3.63%, 05/08/14	120,000	126,227
4.75%, 03/10/19	100,000	113,402
Chevron Corp.
3.95%, 03/03/14	100,000	106,557
4.95%, 03/03/19	100,000	118,300
Conoco, Inc.
6.95%, 04/15/29	64,000	86,218
ConocoPhillips
5.75%, 02/01/19	50,000	60,931
6.50%, 02/01/39	125,000	166,617
Devon Energy Corp.
5.60%, 07/15/41 (a)	100,000	112,946
Encana Corp.
6.50%, 02/01/38	68,000	72,914
Halliburton Co.
7.45%, 09/15/39	60,000	84,488
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	136,200
Occidental Petroleum Corp.
1.75%, 02/15/17	85,000	86,045
3.13%, 02/15/22 (a)	100,000	101,096
Shell International Finance BV
3.10%, 06/28/15	100,000	107,124
4.30%, 09/22/19	100,000	113,553
6.38%, 12/15/38	45,000	59,755
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	120,318
Talisman Energy, Inc.
3.75%, 02/01/21 (a)	48,000	47,278
Total Capital S.A.
3.00%, 06/24/15	100,000	103,895
Transocean, Inc.
5.05%, 12/15/16	100,000	107,205
Valero Energy Corp.
6.13%, 02/01/20	150,000	172,606

		3,129,706

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14	50,000	53,274

		53,274

Technology 0.9%
Cisco Systems, Inc.
2.90%, 11/17/14	266,000	281,854
5.90%, 02/15/39	50,000	60,953
Hewlett-Packard Co.
1.25%, 09/13/13	150,000	150,357
6.00%, 09/15/41	200,000	219,538
International Business Machines Corp.
7.50%, 06/15/13	274,000	296,575
0.55%, 02/06/15	180,000	179,187
7.00%, 10/30/25	105,000	141,397
Microsoft Corp.
4.50%, 10/01/40	200,000	214,849
Oracle Corp.
5.75%, 04/15/18	165,000	200,855
3.88%, 07/15/20	180,000	198,503

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Xerox Corp.
4.25%, 02/15/15	150,000	159,427
4.50%, 05/15/21	25,000	25,767

		2,129,262

Transportation 0.4%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	156,830
5.05%, 03/01/41 (a)	80,000	83,774
CSX Corp.
4.25%, 06/01/21 (a)	150,000	161,019
Southwest Airlines Co.
5.13%, 03/01/17	120,000	130,714
Union Pacific Corp.
4.00%, 02/01/21 (a)	180,000	191,231
United Parcel Service, Inc.
6.20%, 01/15/38	125,000	163,230

		886,798

		25,043,711

Utilities 2.2%

Electric 1.4%
Alabama Power Co.
4.10%, 01/15/42	100,000	96,361
Appalachian Power Co.
7.00%, 04/01/38	75,000	98,437
Carolina Power & Light Co.
5.13%, 09/15/13	100,000	106,506
Commonwealth Edison Co.
1.95%, 09/01/16 (a)	50,000	50,855
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	98,000	119,100
Dominion Resources, Inc.
5.15%, 07/15/15	100,000	112,595
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	185,306
Exelon Generation Co. LLC
5.20%, 10/01/19	142,000	157,856
4.00%, 10/01/20 (a)	150,000	154,434
FirstEnergy Corp.
7.38%, 11/15/31	200,000	246,907
Florida Power & Light Co.
5.95%, 02/01/38	50,000	63,080
Florida Power Corp.
6.40%, 06/15/38	91,000	118,823
Georgia Power Co.
4.75%, 09/01/40	150,000	158,260
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	117,694
6.13%, 04/01/36	100,000	119,271
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	117,095
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	225,000	229,102
Pacific Gas & Electric Co.
6.05%, 03/01/34	192,000	234,152
Public Service Electric & Gas Co.
0.85%, 08/15/14	100,000	100,344
San Diego Gas & Electric Co.
4.30%, 04/01/42 (a)	100,000	102,245
Southern California Edison Co.
5.75%, 03/15/14	150,000	164,461
Virginia Electric and Power Co.
6.00%, 05/15/37	139,000	174,618
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	96,123
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	100,000	112,213

		3,235,838

Natural Gas 0.8%
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	57,397
4.65%, 06/01/21 (a)	100,000	102,067
7.50%, 07/01/38	100,000	113,910
Enterprise Products Operating LLC
9.75%, 01/31/14	200,000	229,609
6.30%, 09/15/17	100,000	118,026
5.20%, 09/01/20	70,000	78,314
6.45%, 09/01/40	50,000	59,070
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50,000	59,668
5.80%, 03/15/35	150,000	155,462
National Grid PLC
6.30%, 08/01/16	75,000	86,621
Sempra Energy
6.00%, 10/15/39	100,000	120,522
Southwest Gas Corp.
3.88%, 04/01/22 (a)	100,000	102,219
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	60,149
7.63%, 01/15/39	50,000	70,985
Williams Partners LP
7.25%, 02/01/17	200,000	240,929
6.30%, 04/15/40	50,000	58,331

		1,713,279

Other Utilities 0.0%
Veolia Environnement S.A.
6.00%, 06/01/18	100,000	111,700

		111,700

		5,060,817

Total Corporate Bonds
(Cost $45,208,708)		45,715,007

Foreign Securities 4.5% of net assets

Foreign Agencies 1.4%

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	100,000	105,092
1.25%, 10/27/15	60,000	61,192

		166,284

Cayman Islands 0.1%
Petrobras International Finance Co.
2.88%, 02/06/15	100,000	102,858
6.88%, 01/20/40	180,000	213,277

		316,135

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
2.63%, 02/16/16 (d)	375,000	397,111
4.88%, 01/17/17 (d)	350,000	406,332
4.50%, 07/16/18 (d)	300,000	347,390
4.88%, 06/17/19 (d)	200,000	236,943

		1,387,776

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	200,000	230,000
Petroleos Mexicanos
5.50%, 01/21/21	200,000	221,500

		451,500

Norway 0.1%
Statoil A.S.A.
2.90%, 10/15/14	100,000	105,397

		105,397

Republic of Korea 0.3%
Export-Import Bank of Korea
5.88%, 01/14/15	300,000	328,305
4.38%, 09/15/21	300,000	303,968

		632,273

		3,059,365

Foreign Local Government 0.5%

Canada 0.5%
Hydro Quebec
2.00%, 06/30/16	200,000	205,950
8.05%, 07/07/24	60,000	86,546
Province of British Columbia
4.30%, 05/30/13	109,000	113,989
Province of Ontario
2.95%, 02/05/15	460,000	487,995
4.00%, 10/07/19	75,000	83,598
Province of Quebec
7.50%, 09/15/29	68,000	100,189

		1,078,267

Sovereign 1.2%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17	250,000	296,875
4.88%, 01/22/21	100,000	113,700
8.25%, 01/20/34	150,000	227,250
7.13%, 01/20/37	100,000	137,750

		775,575

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	200,000	209,274

		209,274

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	100,000	128,800
7.38%, 09/18/37	100,000	141,000

		269,800

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	200,000	199,105

		199,105

Mexico 0.3%
Mexico Government International Bond
5.88%, 02/17/14	84,000	91,434
5.63%, 01/15/17	150,000	174,225
8.00%, 09/24/22	200,000	276,500
6.05%, 01/11/40	150,000	181,500

		723,659

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	320,000

		320,000

Poland 0.1%
Poland Government International Bond
5.25%, 01/15/14	100,000	106,160

		106,160

South Africa 0.1%
South Africa Government International Bond
4.67%, 01/17/24	100,000	102,750

		102,750

		2,706,323

Supranational 1.4%
Asian Development Bank
2.63%, 02/09/15	400,000	422,666
European Bank for Reconstruction & Development
1.63%, 09/03/15	100,000	102,027
European Investment Bank
4.63%, 05/15/14	200,000	216,162
4.63%, 10/20/15	400,000	448,273
2.50%, 05/16/16	325,000	340,519
4.00%, 02/16/21	300,000	330,674
Inter-American Development Bank
4.50%, 09/15/14	300,000	328,270
5.13%, 09/13/16	100,000	117,239
International Bank for Reconstruction & Development
3.63%, 05/21/13	150,000	155,804
0.50%, 11/26/13	350,000	351,571
2.13%, 03/15/16	200,000	209,783
1.00%, 09/15/16	125,000	125,708
International Finance Corp.
2.13%, 11/17/17	100,000	103,921

		3,252,617

Total Foreign Securities
(Cost $9,993,166)		10,096,572

Mortgage-Backed Securities 31.5% of net assets

U.S. Government Agency Mortgages 31.5%
Fannie Mae
5.50%, 02/01/17 to 07/01/38 (a)	3,541,932	3,867,418
5.00%, 02/01/18 to 05/01/40 (a)	4,147,254	4,496,509
4.00%, 01/01/20 to 04/01/41 (a)	5,261,829	5,547,973

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.50%, 08/01/21 to 03/01/42 (a)	3,970,924	4,142,912
4.50%, 04/01/23 to 07/01/41 (a)	6,483,485	6,916,434
6.00%, 06/01/37 to 09/01/39 (a)	2,287,937	2,529,369
3.64%, 03/01/40 (a)(b)	619,295	651,555
3.36%, 04/01/40 (a)(b)	205,651	215,692
3.60%, 05/01/40 (a)(b)	181,981	191,631
Fannie Mae TBA
3.50%, 05/01/27 to 05/01/42 (a)	600,000	617,140
4.00%, 05/01/27 to 05/01/42 (a)	1,200,000	1,257,515
4.50%, 05/01/27 to 04/01/42 (a)	300,000	319,718
5.50%, 05/01/27 to 05/01/42 (a)	800,000	870,720
5.00%, 04/01/42 to 05/01/42 (a)	700,000	755,360
Freddie Mac
4.50%, 02/01/13 to 02/01/41 (a)	4,283,039	4,523,533
5.00%, 06/01/18 to 09/01/40 (a)	3,328,506	3,589,919
5.50%, 11/01/18 to 02/01/40 (a)	2,332,105	2,538,046
4.00%, 05/01/23 to 10/01/41 (a)	2,765,769	2,905,909
3.50%, 11/01/25 to 03/01/42 (a)	1,794,399	1,867,935
6.00%, 10/01/37 to 04/01/38 (a)	1,598,628	1,765,300
6.50%, 11/01/37 to 09/01/39 (a)	1,573,800	1,766,059
3.00%, 05/01/41 (a)(b)	89,769	93,773
Freddie Mac TBA
4.00%, 05/01/27 to 05/01/42 (a)	700,000	732,375
5.00%, 05/01/27 (a)	200,000	214,719
5.50%, 05/01/27 to 04/01/42 (a)	200,000	216,751
4.50%, 04/01/42 to 05/01/42 (a)	500,000	529,749
Ginnie Mae
5.50%, 04/15/33 to 11/15/38 (a)	1,543,595	1,729,814
5.00%, 10/15/34 to 04/20/40 (a)	3,498,661	3,867,987
3.50%, 08/20/38 to 02/15/42 (a)(b)	590,875	616,203
6.00%, 12/15/38 (a)	97,762	110,387
4.50%, 07/15/39 to 11/20/41 (a)	5,067,785	5,531,797
4.00%, 08/15/39 to 01/20/42 (a)	2,536,178	2,728,428
3.00%, 10/20/40 to 10/20/41 (a)(b)	957,878	1,005,055
Ginnie Mae TBA
6.00%, 03/01/42 to 04/01/42 (a)	1,400,000	1,579,000
4.50%, 04/01/42 (a)	200,000	217,656
5.00%, 04/01/42 (a)	300,000	331,359
3.50%, 05/01/42 (a)	200,000	207,844
4.00%, 05/01/42 (a)	300,000	321,141

Total Mortgage-Backed Securities
(Cost $71,029,381)		71,370,685

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	133,217
California
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	250,000	324,620
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	120,459
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	257,198
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	23,671
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	136,904
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	248,728
San Francisco CA City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	250,000	297,185
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	240,842
State of Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	200,000	188,732
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	200,000	211,562

Total Municipal Bonds
(Cost $2,154,830)		2,183,118

U.S. Government and Government Agencies 40.2% of net assets

U.S. Government Agency Securities 5.4%
Fannie Mae
0.50%, 08/09/13	1,780,000	1,785,110
1.63%, 10/26/15	2,471,000	2,547,483
7.13%, 01/15/30	272,000	403,104
Federal Farm Credit Bank
4.88%, 12/16/15	314,000	359,325
Federal Home Loan Bank
0.88%, 12/27/13	1,465,000	1,481,640
5.00%, 11/17/17	1,320,000	1,583,436
Freddie Mac
0.38%, 11/27/13	2,278,000	2,279,399
1.00%, 07/30/14	1,128,000	1,143,274
2.38%, 01/13/22	261,000	256,774
6.75%, 03/15/31	259,000	373,983

		12,213,528

U.S. Treasury Obligations 34.8%
U.S. Treasury Bonds
0.88%, 01/31/17	2,700,000	2,683,760
9.13%, 05/15/18	2,075,000	3,032,256
8.00%, 11/15/21	1,522,000	2,312,133
6.00%, 02/15/26	1,125,000	1,552,325
6.75%, 08/15/26	821,000	1,212,386
5.38%, 02/15/31	432,000	581,107
4.38%, 02/15/38	1,502,000	1,803,809
3.50%, 02/15/39	1,116,000	1,159,594
4.38%, 11/15/39	789,000	948,156
4.63%, 02/15/40	1,006,000	1,256,557
4.25%, 11/15/40	277,000	326,254
3.75%, 08/15/41	400,000	432,500

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.13%, 02/15/42	2,050,000	1,965,438
U.S. Treasury Notes
0.50%, 05/31/13	1,281,000	1,284,903
3.50%, 05/31/13	1,512,000	1,569,173
0.38%, 07/31/13	1,976,000	1,978,857
0.75%, 09/15/13	1,848,000	1,860,561
0.25%, 10/31/13	790,000	789,383
0.25%, 11/30/13	2,248,000	2,245,981
1.00%, 01/15/14	3,724,000	3,768,952
1.75%, 01/31/14	3,811,000	3,909,850
0.25%, 02/28/14	2,500,000	2,496,680
1.25%, 04/15/14	3,500,000	3,563,165
0.38%, 11/15/14	523,000	521,774
2.38%, 02/28/15	863,000	908,982
2.50%, 03/31/15	1,435,000	1,518,633
2.50%, 04/30/15	1,270,000	1,345,208
2.13%, 05/31/15	1,136,000	1,190,937
1.88%, 06/30/15	1,136,000	1,182,594
1.75%, 07/31/15	2,273,000	2,357,351
2.13%, 02/29/16	1,054,000	1,109,417
2.25%, 03/31/16	1,981,000	2,095,991
2.00%, 04/30/16	1,772,000	1,856,587
2.63%, 04/30/16	1,054,000	1,130,251
3.25%, 05/31/16	935,000	1,027,185
3.00%, 09/30/16	1,506,000	1,642,835
3.25%, 03/31/17	1,361,000	1,507,095
1.88%, 09/30/17	1,406,000	1,456,198
1.88%, 10/31/17	1,167,000	1,207,936
2.88%, 03/31/18	1,301,000	1,417,480
2.63%, 04/30/18	2,769,000	2,976,243
1.38%, 09/30/18	1,100,000	1,092,868
3.38%, 11/15/19	2,211,000	2,468,721
2.63%, 08/15/20	1,217,000	1,283,269
2.63%, 11/15/20	1,863,000	1,959,498
3.63%, 02/15/21	1,789,000	2,025,484
2.13%, 08/15/21	885,000	884,516

		78,900,833

Total U.S. Government and Government Agencies
(Cost $90,361,323)		91,114,361

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund	2,503,335	2,503,335

Total Other Investment Company
(Cost $2,503,335)		2,503,335

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 3.1% of net assets

U.S. Treasury Obligations 3.1%
U.S. Treasury Bills
0.06%, 04/19/12 (e)	3,000,000	2,999,907
0.02%, 05/17/12 (e)	4,000,000	3,999,895

Total Short-Term Investments
(Cost $6,999,802)		6,999,802

End of Investments

At 3/31/12, the tax basis cost of the fund’s investments was $233,181,523 and the unrealized appreciation and depreciation were $2,236,910 and ($436,411), respectively, with a net unrealized appreciation $1,800,499.

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(b)	Variable-rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $315,634 or 0.1% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.

GO —	General obligation
RB —	Revenue bond
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolios every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Asset-Backed Obligations(a)	$—	$422,641	$—	$422,641
Commercial Mortgage Backed Securities(a)	—	4,576,501	—	4,576,501
Corporate Bonds(a)	—	45,715,007	—	45,715,007
Foreign Securities(a)	—	10,096,572	—	10,096,572
Mortgage-Backed Securities(a)	—	71,370,685	—	71,370,685
Municipal Bonds(a)	—	2,183,118	—	2,183,118
U.S. Government and Government Agencies(a)	—	91,114,361	—	91,114,361
Other Investment Company(a)	2,503,335	—	—	2,503,335
Short-Term Investments(a)	—	6,999,802	—	6,999,802

Total	$2,503,335	$232,478,687	$—	$234,982,022

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG64288MAR12

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 17, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 15, 2012